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[logo] PIONEER Investments(R)







                                                 March 18, 2011

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:      Pioneer Series Trust VI (the "Trust")
        (File Nos. 333-138560 and 811-21978)
         CIK No. 0001380192

Ladies and Gentlemen:

     On behalf of Pioneer Floating Rate Fund (the "Fund"), a series of the Trust, a Delaware statutory trust, and pursuant to Rule 497 (c) under the Securities Act of 1933, as amended (the "1933 Act"), we are filing today via EDGAR an exhibit containing interactive data format risk/return summary information that relates to the risk/return summary information contained in the form of prospectus for the Fund that was filed under Rule 497(c) on March 10, 2011 (SEC accession number 0001094521-11-000011).

     If you have any questions relating to the filing, please contact me at
(617) 422-4388.

                                               Very truly yours,

                                               /s/ Daniel J. Hynes
                                                   Daniel J. Hynes
                                                   Senior Legal Product Manager

cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.

Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820

 "Member of the UniCredit S.p.A. Banking Group, Register of Banking Groups."